Leases (Details) - Schedule of operating lease costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of operating lease costs [Abstract]
Operating lease cost	$ 7,946	$ 8,144
Variable lease cost	4,241	4,150
Short-term lease cost	373	422
Total lease costs	$ 12,560	$ 12,716